UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08989

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	09/30/2007

Item 1.  Schedule of Investments.

Industry Leaders® Fund

Form N-Q

September 30, 2007

Company Name	Shares	Value
Alcoa Inc	6,020	235,502
Abbott Laboratories	8,280	443,974
Barrick Gold Corp	5,700	229,596
ACE Ltd	2,930	177,470
Archer-Daniels-Midland Co	16,210	536,227
American International Group Inc	7,925	536,126
Allstate Corp/The	4,835	276,514
Applied Materials Inc	6,400	132,480
Amgen Inc	3,650	206,481
Apache Corp	2,766	249,106
Bank of America Corp	10,640	534,873
Berkshire Hathaway Inc	166	656,032
Anheuser-Busch Cos Inc	2,410	120,476
Citigroup Inc	11,461	534,885
Carnival Corp	4,980	241,181
ConocoPhillips	6,080	533,642
Cisco Systems Inc	19,220	636,374
Cintas Corp	2,930	108,703
Chevron Corp	5,728	536,026
California Water Service Group	230	8,853
Deere & Co	2,870	425,965
Dow Chemical Co/The	5,220	224,773
Estee Lauder Cos Inc/The	1,370	58,170
Emerson Electric Co	6,850	364,557
Fluor Corp	550	79,189
Gannett Co Inc	2,530	110,561
General Dynamics Corp	5,120	432,486
General Electric Co	14,425	597,195
Google Inc	700	397,089
Goldman Sachs Group Inc/The	2,120	459,489
Hartford Financial Services Group Inc	5,750	532,163
Hewlett-Packard Co	13,165	655,485
International Business Machines Corp	1,235	145,483
Intel Corp	25,380	656,327
Illinois Tool Works Inc	2,120	126,437
Johnson Controls Inc	6,270	246,850
Johnson & Johnson	9,070	595,899
JPMorgan Chase & Co	11,672	534,811
Coca-Cola Co/The	5,290	304,016
Leggett & Platt Inc	2,260	43,302
Lowe’s Cos Inc	11,000	308,220
Loews Corp	6,140	296,869

1

Company Name	Shares	Value
McDonald’s Corp	3,460	188,466
Merrill Lynch & Co Inc	8,340	594,475
MetLife Inc	7,640	532,737
McGraw-Hill Cos Inc/The	1,860	94,693
3M Co	2,800	262,024
Merck & Co Inc	9,220	476,582
Microsoft Corp	22,360	658,726
Nike Inc	1,650	96,789
Nucor Corp	920	54,712
Omnicom Group Inc	1,750	84,158
Oracle Corp	11,995	259,692
Occidental Petroleum Corp	5,030	322,322
Paccar Inc	1,200	68,200
Pfizer Inc	23,540	575,082
Procter & Gamble Co	7,470	525,440
Prudential Financial Inc	2,750	268,345
Praxair Inc	2,820	236,203
Schlumberger Ltd	4,830	507,150
SYSCO Corp	2,535	90,221
AT&T Inc	12,670	536,068
Target Corp	3,620	230,123
Travelers Cos Inc/The	10,680	537,631
Texas Instruments Inc	2,770	101,354
UnitedHealth Group Inc	12,428	601,888
United Parcel Service Inc	3,425	257,218
United Technologies Corp	5,800	466,784
VF Corp	890	71,868
Verizon Communications Inc	12,030	532,688
Walgreen Co	7,870	371,779
Wachovia Corp	10,610	532,092
Wells Fargo & Co	9,070	323,073
Washington Mutual Inc	7,960	281,068
Wal-Mart Stores Inc	13,555	591,676
Exxon Mobil Corp	6,668	617,190

TOTAL COMMON STOCK - 100.25%		26,478,372

Money Market Securities (3.5% annual rate 9/30/07)		113,029

TOTAL INVESTMENTS - 100.68%		26,591,401

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.68%)		(179,212)

NET ASSETS		26,412,189

2

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
President and Chief Executive Officer

Date:	November 29, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.